Contract liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities [abstract]
Contract liabilities	$ 6,111,017	$ 5,674,290
Movement in contract liabilities
Balance at January 1	5,674,290	9,587,245
Revenue recognized	(1,937,086)	(5,904,877)
Additions from acquisition (note 34(C))	0	416,307
Receipt from customers upon entering sales contracts	2,373,813	1,575,615
Balance at December 31	$ 6,111,017	$ 5,674,290